Commitment and Contingencies (Details) - USD ($)		12 Months Ended
	Dec. 23, 2025	Dec. 31, 2025
Commitment and Contingencies [Abstract]
Common stock shares holds		5,000,260
Transferred an aggregate shares of common stock	2,497,331
Stock options exercisable		170,715
Stock options exercisable (in Dollars per share)		$ 0.176
Percentage of stock option conversion ratio		8.10%
Converting per share (in Dollars per share)		$ 0.0143
Amount of accrued loss (in Dollars)